October 16, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Equity Trust
(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

On behalf of ING Equity Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 28, 2012, to the Class A, Class B, Class C, Class I, Class O, and Class W Prospectuses for ING Value Choice Fund.

The purpose of the filing is to submit the 497(e) filing dated September 28, 2012 in XBRL for the ING Value Choice Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/: Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management –ING Funds

7337 E. Doubletree Ranch Rd. Suite 100	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com